Schedule of Investments
September 29, 2023 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 93.81%

Beverages - 3.06%
PepsiCo, Inc.	1,421	240,774

Cable & Other Pay Television Services - 2.74%
Charter Communications, Inc. Class A (2)	491	215,952

Cogeneration Services & Small Power Producers - 0.71%
The AES Corp.	3,674	55,845

Computer Storage Devices - 1.98%
NetApp, Inc.	2,054	155,858

Converted Paper & Paperboard Products (No Container/Boxes) - 5.56%
Avery Dennison Corp.	2,396	437,677

Crude Petroleum & Natural Gas - 4.49%
Devon Energy Corp.	7,411	353,505

Engines & Turbines - 3.51%
Cummins, Inc.	1,209	276,208

Finance Services - 3.67%
Apollo Global Management, Inc. (2)	3,221	289,117

Hospital & Medical Service Plans - 4.64%
Elevance Health, Inc.	839	365,317

Life Insurance - 1.97%
Metlife, Inc.	2,465	155,073

National Commercial Banks - 5.74%
JP Morgan Chase & Co.	1,814	263,066
PNC Financial Services Group, Inc.	1,535	188,452

		451,518

Operative Builders - 6.41%
D.R. Horton, Inc.	4,695	504,572

Petroleum Refining - 4.90%
Valero Energy Corp.	2,721	385,593

Pharmaceutical Preparations - 3.68%
AbbVie, Inc.	1,945	289,922

Retail-Drug Stores and Proprietary Stores - 1.20%
CVS Health Corp.	1,352	94,397

Retail-Grocery Stores - 1.88%
The Kroger Co.	3,309	148,078

Retail-Lumber & Other Building Materials Dealers - 3.27%
Lowes Cos., Inc.	1,238	257,306

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 3.22%
Northrop Grumman Corp.	576	253,549

Semiconductors & Related Devices - 15.82%
Applied Materials, Inc.	3,885	537,878
Enphase Energy, Inc. (2)	1,104	132,645
Microchip Technology, Inc.	4,553	355,362
Skyworks Solutions, Inc.	2,225	219,363

		1,245,248

Services-Computer Programming, Data Processinc, Etc. - 2.88%
Alphabet, Inc. Class A (2)	1,733	226,780

Services-Prepackaged Software - 5.77%
Microsoft Corp.	1,438	454,048

Transportation Services - 3.57%
Booking Holdings, Inc. (2)	91	280,639

Wholesale-Drugs, Proprietaries & Durggists' Sundries - 3.14%
Cencora, Inc.	1,375	247,459

Total Common Stock	(Cost $ 3,660,895)	7,384,435

Real Estate Investment Trusts - 3.68%

Equinix, Inc.	399	289,778

Total Real Estate Investment Trusts	(Cost $ 148,511)	289,778

Money Market Registered Investment Companies - 2.60%

First American Government Obligation Fund Class Z - 5.221% (3)	204,298	204,298

Total Money Market Registered Investment Companies	(Cost $ 204,298)	204,298

Total Investments - 100.09%	(Cost $ 4,013,704)	7,878,511

Liabilities in Excess Of Other Assets- -.09%		(6,784)

Total Net Assets - 100.00%		7,871,728

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 29, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$7,878,511	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,878,511	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.